Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Global Partner Acquisition Corp II [Member]
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses including related party amount		$ 2,091,000	$ 1,078,000		$ 5,230,000	$ 1,984,000
Stardust Power Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
SAFE notes issuance costs, related party amount				$ 466,302
General and administrative expenses including related party amount	$ 245,402	1,235,366		2,675,698
Other transaction costs, related party amount				450,113
Interest expense including related party amount	103	1,289		7,828
Related Party [Member] | Global Partner Acquisition Corp II [Member]
Defined Benefit Plan Disclosure [Line Items]
SAFE notes issuance costs, related party amount				435,000
Related Party [Member] | Stardust Power Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
SAFE notes issuance costs, related party amount				435,000
General and administrative expenses including related party amount	96,806			797,019
Other transaction costs, related party amount				100,000
Interest expense including related party amount	$ 103			$ 7,111